Interest in subsidiary (Detail) - BMSC Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Net cash provided by (used in) operating activities	$ 4,297	$ 7,269	$ 40,518	$ (11,076)
Net cash used in investing activities	(15,587)	(699)	(24,059)	(4,728)
Net cash used in financing activities	(13,250)	(1,763)	(15,974)	(12,080)
Increase (decrease) in cash and cash equivalents	(24,540)	4,807	485	(27,884)
BMSC [Member]
Statement Line Items [Line Items]
Net cash provided by (used in) operating activities	9,911	24,815	59,453	21,612
Net cash used in investing activities	(4,184)	(3,861)	(10,908)	(5,301)
Net cash used in financing activities	(35,000)	(10,000)	(35,000)	(10,000)
Increase (decrease) in cash and cash equivalents	$ (29,273)	$ 10,954	$ 13,545	$ 6,311